Working capital - Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Exchange differences	$ 1	$ (3)
Income statement charge	184	61
Utilised	(55)	(120)
Transfers from other payables	1	(5)
Unwinding of discounts	11	8
Current liabilities	223	97
Non-current liabilities	316	300
Provisions	539	397	$ 456
Thalidomide
Disclosure of other provisions [line items]
Exchange differences	2	0
Income statement charge	15	0
Utilised	(19)	(17)
Transfers from other payables	0	0
Unwinding of discounts	6	6
Current liabilities	19
Non-current liabilities	186
Provisions	205	201	212
Other
Disclosure of other provisions [line items]
Exchange differences	(1)	(3)
Income statement charge	169	61
Utilised	(36)	(103)
Transfers from other payables	1	(5)
Unwinding of discounts	5	2
Current liabilities	204
Non-current liabilities	130
Provisions	$ 334	$ 196	$ 244